As filed with the Securities and Exchange Commission

                                on March 5, 2001

                        Securities Act File No. 333-52898

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /


      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 /X/

                             SCUDDER PORTFOLIO TRUST
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

      Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
      Scudder Kemper Investments, Inc.            Dechert
      Two International Place                     Ten Post Office Square - South
      Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
       It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)



                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
               of Scudder Income Fund, a series of the Registrant


No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Kemper Income and Capital Preservation Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on December 28, 2001.

                                     PART B

                             SCUDDER PORTFOLIO TRUST

 -------------------------------------------------------------------------------

                       Statement of Additional Information
                                  March 6, 2001

 -------------------------------------------------------------------------------

Acquisition of the Assets of                                  By and in Exchange for Shares of
Kemper Income and Capital Preservation Fund,                  Scudder Income Fund, a series of
a series of                                                   Scudder Portfolio Trust
Kemper Income and Capital Preservation Fund                   (the "Acquiring Trust")
222 South Riverside Plaza                                     Two International Place
Chicago, IL 60606                                             Boston, MA 02110-4103


         This Statement of Additional Information is available to the shareholders of Kemper Income and Capital Preservation Fund in connection with a proposed transaction whereby Scudder Income Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper Income and Capital Preservation Fund in exchange for shares of the Scudder Income Fund (the "Reorganization").

         This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Income Fund's statement of additional information relating to Class A, Class B, Class C and Class I shares dated March 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on March 1, 2001 (File No. 811-00042) and is incorporated by reference herein.

2. Scudder Income Fund's annual report to shareholders for the fiscal year ended January 31, 2000, which was previously filed with the Commission via EDGAR on March 29, 2000 (File No. 811-00042) and is incorporated by reference herein.

3. Scudder Income Fund's semiannual report to shareholders for the period ended July 31, 2000, which was previously filed with the Commission via EDGAR on October 4, 2000 (File No. 811-00042) and is incorporated by reference herein.

4. Kemper Income and Capital Preservation Fund's prospectus dated January 1, 2001, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 811-02305) and is incorporated by reference herein.

5.  Kemper  Income and  Capital  Preservation  Fund's  statement  of  additional information dated January 1, 2001, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 811-02305) and is incorporated by reference herein.

6. Kemper Income and Capital Preservation Fund's annual report to shareholders for the fiscal year ended October 31, 2000, which was previously filed with the Commission via EDGAR on December 28, 2000 (File No. 811-02305) and is incorporated by reference herein.

7. The financial statements and schedules of Scudder Income Fund and Kemper Income and Capital Preservation Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2001 relating to the Reorganization may be obtained by writing Kemper Income and Capital Preservation Fund at 222 South Riverside Drive, Chicago, IL 60606 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                     ANNEX A

         The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         Standard & Poor's Corporation:

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks

         The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's Corporation believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol.  It  should  be  noted,  however,  that  the  process  also  takes  into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+  Highest                         B+  Average            C  Lowest
A  High                             B  Below Average       D  In Reorganization
A-  Above Average                   B-  Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined  above may be modified in some instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

                                             PART C. OTHER INFORMATION

Item 15.             Indemnification.

                     A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                     Article IV Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                     Section 4.1. No personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholders. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                     Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                     Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                             (i) every  person who is, or has been, a Trustee or
                     officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                             (ii)  the  words  "claim,"   "action,"  "suit,"  or
                     "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                     (b) No  indemnification  shall  be  provided hereunder to a
                         Trustee or officer:

                             (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                             (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                             (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                             (A) by the  court  or  other  body  approving   the
                             settlement or other disposition; or

                             (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                              (i) such  undertaking  is secured by a surety bond
                     or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                              (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that the recipient ultimately will be found entitled to indemnification.

                     As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 16.          Exhibits.

                  (1) (a)(1)  Amended and  Restated  Declaration  of Trust dated
                              November 3, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").

                      (a)(2) Certificate of Amendment of Declaration of Trust dated November 13, 1990 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (a)(3) Certificate of Amendment of Declaration of Trust dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (a)(4) Establishment and Designation of Series dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (a)(5)  Establishment  and  Designation  of  Series  dated
                              April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement.

                      (a)(6) Establishment and Designation of Series, on behalf of Corporate Bond Fund, dated August 25, 1998 is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement.

                      (a)(7) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Balanced Fund is incorporated by reference to Post-Effective Amendment No. 82 to the Registration Statement.

                      (a)(8) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder High Yield Bond Fund is incorporated by reference to Post-Effective Amendment No. 82 to the Registration Statement.

                      (a)(9) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Income Fund is incorporated by reference to Post-Effective Amendment No. 82 to the Registration Statement.

                  (2) (b)(1)  By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (b)(2) Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (b)(3) Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                  (3)         Inapplicable.

                  (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

                  (5)         Inapplicable.

                  (6) (d)(1)  Investment   Management   Agreement   between  the
                              Registrant,  on behalf of Scudder Income Fund, and
                              Scudder Kemper  Investments,  Inc. dated September
                              7,1998   is    incorporated    by   reference   to
                              Post-Effective    Amendment    No.   78   to   the
                              Registration Statement.

                      (d)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc. dated September 7,1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                      (d)(3) Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments, Inc. dated September 7,1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                      (d)(4) Investment Management Agreement between the Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Kemper Investments, Inc. dated September 7,1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                      (d)(5) Form of Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Kemper Investments, Inc. dated July 31, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (d)(6) Form of Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc. dated August 28, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (d)(7) Form of Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments, Inc. dated October 2, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                  (7) (e)(1)  Underwriting  Agreement between the Registrant and
                              Scudder Investor Services, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement.

                      (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated May 8, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                  (8)         Inapplicable.

                  (9) (g)(1)  Custodian  Contract and fee  schedule  between the
                              Registrant and State Street Bank and Trust Company ("State Street") dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (g)(2) Fee schedule for Exhibit (9)(g)(1) dated October 7, 1986 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (g)(3) Amendment to Custodian Contract between the Registrant and State Street dated April 1, 1985 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (g)(4) Amendment to Custodian Contract between the Registrant and State Street dated March 10, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (g)(5) Amendment to Custodian Contract between the Registrant and State Street dated March 10, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (g)(6) Amendment to Custodian Contract between the Registrant and State Street dated August 11, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (g)(7) Amendment to Custodian Contract between the Registrant and State Street dated August 9, 1988 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (g)(8) Fee schedule for Exhibit (9)(g)(1) is incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement.

                      (g)(9) Amendment to Custodian Contract between the Registrant and State Street dated April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement.

                      (g)(10) Fee schedule for Exhibit (9)(g)(1) is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement.

                      (g)(11) Subcustodian  Agreement with fee schedule  between
                              State Street and The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (g)(12) Amendment  dated  February  8,  1999 to  Custodian
                              Contract between the Registrant and State Street dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                  (10)(n)(1) Plan with respect to Scudder Balanced Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (n)(2) Plan with respect to Scudder Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (n)(3) Plan with respect to Scudder High Yield Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (n)(4) Amended and Restated Plan with respect to Scudder Balanced Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (n)(5) Amended and Restated Plan with respect to Scudder Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (n)(6) Amended and Restated Plan with respect to Scudder High Yield Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (n)(7) Plan with respect to Scudder Corporate Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (n)(8) Amended and Restated Plan with respect to Scudder Corporate Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                      (n)(9) Scudder Funds Amended and Restated Multi-Distribution System Plan. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 28, 2000.)

                  (11) Opinion and Consent of Dechert. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 28, 2000.)

                  (12) Opinion and Consent of Willkie, Farr & Gallagher is to be filed by post-effective amendment.

                  (13)(h)(1) Transfer Agency and Service Agreement with fee schedule between the Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (h)(2) Revised Fee Schedule dated October 1, 1995 for Exhibit (13)(h)(1) is incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.

                      (h)(3) Revised Fee Schedule dated October 1, 1996 for Exhibit (13)(h)(1) is incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.

                      (h)(4) COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement.

                      (h)(5) Revised Fee Schedule dated October 1, 1996 for Exhibit (13)(h)(4) is incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.

                      (h)(6) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Balance Fund) dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                      (h)(7) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Fund Accounting Corporation dated January 18, 1995 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                      (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Fund Accounting Corporation dated January 12, 1995 is incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement.

                      (h)(10) Fund  Accounting  Services  Agreement  between the
                              Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Fund Accounting Corporation dated June 28, 1996 is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement.

                      (h)(11) Fund  Accounting  Services  Agreement  between the
                              Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Fund Accounting Corporation dated August 31, 1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                      (h)(12) Form  of  Administrative   Agreement  between  the
                              Registrant and Scudder Kemper Investments, Inc. dated July 24, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                  (14) Consent of Independent Accountants related to Scudder Income Fund. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 28, 2000.)

                  (15) Consent of Independent Accountants related to Kemper Income and Capital Preservation Fund is filed herewith. Inapplicable.

                  (16) Powers of Attorney. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 28, 2000.)

                  (17) Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 28, 2000.)

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Portfolio Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of March, 2001.

                                         SCUDDER PORTFOLIO TRUST



                                         By:  /s/ Linda C. Coughlin
                                           -----------------------------
                                         Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                               President and Trustee                        March 5, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *                               Trustee                               March 5, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *                               Trustee                               March 5, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *                               Trustee                               March 5, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *                               Trustee                               March 5, 2001
---------------------------
Keith R. Fox

/s/ Joan E. Spero *                                        Trustee                               March 5, 2001
------------------
Joan E. Spero

/s/ Jean Gleason Stromberg*                                Trustee                               March 5, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *                               Trustee                               March 5, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *                               Trustee                               March 5, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                  March 5, 2001
---------------------------                          Accounting Officer)
John R. Hebble

         *By:     /s/ Joseph R. Fleming                                         March 5, 2001
                  --------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                            File No. 333-52898

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                             SCUDDER PORTFOLIO TRUST

                             SCUDDER PORTFOLIO TRUST

                                  EXHIBIT INDEX

Exhibit 14                 Consent of Independent Auditors